RELATED PARTY BALANCES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES

5.	RELATED PARTY BALANCES

The 2021 Note and Loan Agreement

On October 1, 2021, the Company entered into a note payable with Meta, its former parent, to borrow up to $15 million which bears interest at 8% per annum, computed on the basis of a 360-day year (the “2021 Note”). The 2021 Note was initially to mature on March 31, 2023 (the “2021 Note Maturity Date”). If an event of default has occurred and is continuing, interest on the 2021 Note may accrue at the default rate of 12% per annum. The 2021 Note includes a restrictive covenant that, subject to certain exceptions and qualifications, restricts the Company’s ability to merge or consolidate with another person or entity, or sell or transfer all or substantially all of its assets, unless the Company is the surviving entity, or the successor entity assumes all of obligations under the 2021 Note. The 2021 Note was originally collateralized by certain shares of common stock in Meta held by one of Meta’s stockholders, Mr. McCabe.

On September 2, 2022, the Company entered into a loan agreement with Meta, as lender (the “Loan Agreement”) that would govern prior loan amounts advanced to the Company from Meta. As of August 11, 2022, and August 29, 2022, the Company borrowed an additional $1.2 million and $1.46 million, respectively, representing the remaining amount available for borrowing under the Loan Agreement and resulting in a total of $5 million principal amount outstanding related to the Loan Agreement, the proceeds of which were used for working capital and general corporate purposes. The term loans under the Loan Agreement bear interest at a per annum rate equal to 8% and were to mature on March 31, 2023 (the “Maturity Date”). The Loan Agreement includes customary representations and covenants that, subject to exceptions and qualifications, restrict our ability to do certain things, such as: engage in mergers, acquisitions, and asset sales; transact with affiliates; undergo a change in control; incur additional indebtedness; incur liens; make loans and investments; declare dividends or redeem or repurchase equity interests; and enter into certain restrictive agreements. In addition, the Loan Agreement contains customary events of default, mandatory prepayment events and affirmative covenants, including, without limitation, covenants regarding the payment of taxes and other obligations, maintenance of insurance, maintenance of our material properties, reporting requirements, compliance with applicable laws and regulations, and formation or acquisition of new subsidiaries.

Under the terms of the Arrangement Agreement that governed the merger transaction between Torchlight and Meta in June 2021, the oil and natural gas assets were to be sold or spun out from Meta and the costs of any sale or spin-off incurred by Meta were to be borne the then-existing shareholders of Torchlight. The amount of the reimbursement payable to Meta in connection with the Spin-Off was $2.59 million which was added to the principal amount of the Loan Agreement for a principal balance outstanding of $7.59 million as of March 31, 2023. Concurrently with the amendment to the Loan Agreement, the Company made a prepayment of $1 million to reduce the principal balance to $6.59 million.

On August 7, 2023, Mr. McCabe and Meta entered into a Loan Sale Agreement whereby Mr. McCabe purchased from Meta (i) the 2021 Note and (ii) all outstanding loans made to the Company by Meta pursuant to the Loan Agreement (the “Loan Purchase”). As a result of the Loan Purchase, Mr. McCabe replaced Meta as the lender and secured party under the 2021 Note and the Loan Agreement. The Company’s obligations and responsibilities under the 2021 Note and the Loan Agreement remain unchanged.

The combined balance on the 2021 Note and the Loan Agreement as of March 31,2026 was $21.22 million. As of March 31, 2026, the combined total accrued and unpaid interest under the 2021 Note and the Loan Agreement was $6.88 million.

The maturity dates of the 2021 Note and Loan Agreement have been extended several times. An amendment to the 2021 Note and Loan Agreement entered into on June 30, 2025, includes an automatic renewal provision, and the maturity date of both is presently extended to June 30, 2026.

On December 22, 2022, the Company issued an unsecured promissory note in the principal amount of up to $20 million in favor of Mr. McCabe (the “2022 Note”), which bears interest at 5% per annum, computed on the basis of a 365-day year. As of March 31, 2026, the Company had $25.17 million in principal amount outstanding under the 2022 Note. As of March 31, 2026, the Company had $3.22 million in accrued but unpaid interest on the 2022 Note.

The maturity dates of the 2022 Note have been extended several times. An amendment to the 2022 Note entered into on June 30, 2025 includes an automatic renewal provision, and the maturity date of both is presently extended to June 30, 2026.

MPC has also advanced $97,027 for advance lease payments related to the “Bronco Project” which is pending transfer to the Company as of December 31, 2025. The Company is accounting for the advances as accounts payable and prepaid costs until the transfer of the project is completed. The prepaid costs have been reclassified as of December 31, 2025, as “Other assets – related party”.

5.	RELATED PARTY BALANCES

The 2021 Note and Loan Agreement

On October 1, 2021, the Company entered into a note payable with Meta, its former parent, to borrow up to $15 million which bears interest at 8% per annum, computed on the basis of a 360-day year (the “2021 Note”). The 2021 Note was initially to mature on March 31, 2023 (the “2021 Note Maturity Date”). If an event of default has occurred and is continuing, interest on the 2021 Note may accrue at the default rate of 12% per annum. The 2021 Note includes a restrictive covenant that, subject to certain exceptions and qualifications, restricts the Company’s ability to merge or consolidate with another person or entity, or sell or transfer all or substantially all of its assets, unless the Company is the surviving entity, or the successor entity assumes all of obligations under the 2021 Note. The 2021 Note was originally collateralized by certain shares of common stock in Meta held by one of Meta’s stockholders, Mr. McCabe.

On September 2, 2022, the Company entered into a loan agreement with Meta, as lender (the “Loan Agreement”) that would govern prior loan amounts advanced to the Company from Meta. As of August 11, 2022, and August 29, 2022, the Company borrowed an additional $1.2 million and $1.46 million, respectively, representing the remaining amount available for borrowing under the Loan Agreement and resulting in a total of $5 million principal amount outstanding related to the Loan Agreement, the proceeds of which were used for working capital and general corporate purposes. The term loans under the Loan Agreement bear interest at a per annum rate equal to 8% and were to mature on March 31, 2023 (the “Maturity Date”). The Loan Agreement includes customary representations and covenants that, subject to exceptions and qualifications, restrict our ability to do certain things, such as: engage in mergers, acquisitions, and asset sales; transact with affiliates; undergo a change in control; incur additional indebtedness; incur liens; make loans and investments; declare dividends or redeem or repurchase equity interests; and enter into certain restrictive agreements. In addition, the Loan Agreement contains customary events of default, mandatory prepayment events and affirmative covenants, including, without limitation, covenants regarding the payment of taxes and other obligations, maintenance of insurance, maintenance of our material properties, reporting requirements, compliance with applicable laws and regulations, and formation or acquisition of new subsidiaries.

Under the terms of the Arrangement Agreement that governed the merger transaction between Torchlight and Meta in June 2021, the oil and natural gas assets were to be sold or spun out from Meta and the costs of any sale or spin-off incurred by Meta were to be borne the then-existing shareholders of Torchlight. The amount of the reimbursement payable to Meta in connection with the Spin-Off was $2.59 million which was added to the principal amount of the Loan Agreement for a principal balance outstanding of $7.59 million as of March 31, 2023. Concurrently with the amendment to the Loan Agreement, the Company made a prepayment of $1 million to reduce the principal balance to $6.59 million.

On August 7, 2023, Mr. McCabe and Meta entered into a Loan Sale Agreement whereby Mr. McCabe purchased from Meta (i) the 2021 Note and (ii) all outstanding loans made to the Company by Meta pursuant to the Loan Agreement (the “Loan Purchase”). As a result of the Loan Purchase, Mr. McCabe replaced Meta as the lender and secured party under the 2021 Note and the Loan Agreement. The Company’s obligations and responsibilities under the 2021 Note and the Loan Agreement remain unchanged.

The combined balance on the 2021 Note and the Loan Agreement as of December 31, 2025 was $21.22 million. As of December 31, 2025, the combined total accrued and unpaid interest under the 2021 Note and the Loan Agreement was $6.46 million.

The maturity dates of the 2021 Note and Loan Agreement have been extended several times. An amendment to the 2021 Note and Loan Agreement entered into on June 30, 2025 includes an automatic renewal provision, and the maturity date of both is presently extended to March 31, 2026.

On December 22, 2022, the Company issued an unsecured promissory note in the principal amount of up to $20 million in favor of Mr. McCabe (the “2022 Note”), which bears interest at 5% per annum, computed on the basis of a 365-day year. As of December 31, 2025, the Company had $24.63 million in principal amount outstanding under the 2022 Note. As of December 31, 2025, the Company had $2.92 million in accrued but unpaid interest on the 2022 Note.

The maturity dates of the 2022 Note has been extended several times. An amendment to the 2022 Note entered into on June 30, 2025 includes an automatic renewal provision, and the maturity date of both is presently extended to March 31, 2026.

MPC has also advanced $97,027 for advance lease payments related to the “Bronco Project” which is pending transfer to the Company as of December 31, 2025. The Company is accounting for the advances as accounts payable and prepaid costs until the transfer of the project is completed. The prepaid costs have been reclassified as of December 31, 2025 as “Other assets – related party”.